Cover	Sep. 28, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2022
Entity File Number	001-14015
Entity Registrant Name	APPLIED ENERGETICS, INC.
Entity Central Index Key	0000879911
Entity Tax Identification Number	77-0262908
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2480 W Ruthrauff Road
Entity Address, Address Line Two	Suite 140 Q
Entity Address, City or Town	Tucson
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85705
City Area Code	(520)
Local Phone Number	628-7415
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.001 per share
Trading Symbol	AERG
Security Exchange Name	NONE
Entity Emerging Growth Company	false